CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Total	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Apr. 08, 2019		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (shares) at Apr. 08, 2019			0	0
Issuance of Class B ordinary shares to Sponsor	[1]	25,000		$ 503	24,497
Issuance of Class B ordinary shares to Sponsor (shares)	[1]			5,031,250
Net income (loss)		(16,606)				(16,606)
Ending Balance at Jun. 30, 2019		8,394	$ 0	$ 503	24,497	(16,606)
Ending Balance (shares) at Jun. 30, 2019			0	5,031,250
Beginning Balance at Apr. 09, 2019		0	$ 0	$ 0	0	0
Beginning Balance (shares) at Apr. 09, 2019				0
Issuance of Class B ordinary shares to Sponsor		25,000		$ 503	24,497
Issuance of Class B ordinary shares to Sponsor (shares)				5,031,250
Sale of units in initial public offering, gross		201,250,000	$ 2,013		201,247,987
Sale of units in initial public offering, gross (shares)			20,125,000
Offering costs		(11,855,223)			(11,855,223)
Sale of private placement warrants to Sponsor in private placement		6,025,000			6,025,000
Shares subject to possible redemption		(191,592,030)	$ (1,916)		(191,590,114)
Shares subject to possible redemption (shares)			(19,159,203)
Net income (loss)		1,147,262				1,147,262
Ending Balance at Dec. 31, 2019		5,000,009	$ 97	$ 503	3,852,147	1,147,262
Ending Balance (shares) at Dec. 31, 2019			965,797	5,031,250
Shares subject to possible redemption		(1,334,030)	$ (14)		(1,334,016)
Shares subject to possible redemption (shares)			(133,403)
Net income (loss)		1,334,022				1,334,022
Ending Balance at Mar. 31, 2020		5,000,001	$ 83	$ 503	2,518,131	2,481,284
Ending Balance (shares) at Mar. 31, 2020			832,394	5,031,250
Beginning Balance at Dec. 31, 2019		5,000,009	$ 97	$ 503	3,852,147	1,147,262
Beginning Balance (shares) at Dec. 31, 2019			965,797	5,031,250
Net income (loss)		1,247,246
Ending Balance at Jun. 30, 2020		5,000,005	$ 84	$ 503	2,604,910	2,394,508
Ending Balance (shares) at Jun. 30, 2020			841,072	5,031,250
Beginning Balance at Mar. 31, 2020		5,000,001	$ 83	$ 503	2,518,131	2,481,284
Beginning Balance (shares) at Mar. 31, 2020			832,394	5,031,250
Shares subject to possible redemption		86,780	$ 1		86,779
Shares subject to possible redemption (shares)			8,678
Net income (loss)		(86,776)				(86,776)
Ending Balance at Jun. 30, 2020		$ 5,000,005	$ 84	$ 503	$ 2,604,910	$ 2,394,508
Ending Balance (shares) at Jun. 30, 2020			841,072	5,031,250

[1]	This number includes up to 656,250 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriters exercised their over-allotment option in full on July 22, 2019; thus, the Founder Shares were no longer subject to forfeiture.